1
The Gabelli Dividend Growth Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 94.6%
Aerospace  — 1.7%
1,500 The Boeing Co.† ....................................... $ 318,645
Agriculture  — 1.0%
3,136 Corteva Inc. .............................................. 189,132
Automotive  — 1.0%
2,500 PACCAR Inc. ............................................ 183,000
Automotive: Parts and Accessories  — 0.4%
5,000 Dana Inc. ................................................. 75,250
Business Services  — 1.8%
1,500 Visa Inc., Cl. A .......................................... 338,190
Cable and Satellite  — 4.0%
800 Netflix Inc.† .............................................. 276,384
12,500 Paramount Global, Cl. B ............................ 278,875
14,000 Warner Bros Discovery Inc.† .................... 211,400
766,659
Computer Software and Services  — 9.0%
6,600 Alphabet Inc., Cl. C† ................................. 686,400
2,000 Apple Inc. ................................................ 329,800
10,000 Hewlett Packard Enterprise Co. ................. 159,300
1,200 Meta Platforms Inc., Cl. A† ....................... 254,328
1,000 Microsoft Corp. ........................................ 288,300
1,718,128
Consumer Products  — 1.1%
5,000 Edgewell Personal Care Co. ...................... 212,100
Diversified Industrial  — 6.6%
6,000 Carrier Global Corp. .................................. 274,500
2,000 General Electric Co. .................................. 191,200
2,800 Honeywell International Inc. ...................... 535,136
3,700 Textron Inc. .............................................. 261,331
1,262,167
Electronics  — 1.5%
3,200 Sony Group Corp., ADR ............................ 290,080
Energy  — 10.4%
4,000 Baker Hughes Co. ..................................... 115,440
1,600 Chevron Corp. .......................................... 261,056
8,000 Eversource Energy .................................... 626,080
8,000 Halliburton Co. ......................................... 253,120
9,000 Schlumberger NV ..................................... 441,900
8,000 UGI Corp. ................................................. 278,080
1,975,676
Entertainment  — 0.6%
900 Take-Two Interactive Software Inc.† .......... 107,370
Environmental Services  — 1.7%
2,400 Republic Services Inc. .............................. 324,528
Shares
Market
Value
Financial Services  — 15.6%
4,000 American Express Co. ............................... $ 659,800
4,000 American International Group Inc. ............. 201,440
7,000 Bank of America Corp. .............................. 200,200
11,000 Citigroup Inc. ........................................... 515,790
3,000 JPMorgan Chase & Co. ............................. 390,930
3,000 Morgan Stanley ........................................ 263,400
1,000 PayPal Holdings Inc.† ............................... 75,940
1,113 T. Rowe Price Group Inc. .......................... 125,658
2,100 The PNC Financial Services Group Inc. ...... 266,910
1,200 Willis Towers Watson plc .......................... 278,856
2,978,924
Food and Beverage  — 10.1%
1,400 Diageo plc, ADR ....................................... 253,652
5,500 Keurig Dr Pepper Inc. ............................... 194,040
5,000 Molson Coors Beverage Co., Cl. B ............. 258,400
10,200 Mondelēz International Inc., Cl. A .............. 711,144
8,000 Nomad Foods Ltd.† .................................. 149,920
7,000 The Hain Celestial Group Inc.† .................. 120,050
1,500 The J.M. Smucker Co. .............................. 236,055
1,923,261
Health Care  — 13.4%
4,000 Bristol-Myers Squibb Co. .......................... 277,240
5,500 CVS Health Corp. ...................................... 408,705
2,000 Henry Schein Inc.† ................................... 163,080
3,300 Medtronic plc ........................................... 266,046
6,000 Merck & Co. Inc. ...................................... 638,340
4,000 Patterson Cos. Inc. ................................... 107,080
9,000 Perrigo Co. plc ......................................... 322,830
9,000 Pfizer Inc. ................................................ 367,200
2,550,521
Hotels and Gaming  — 0.7%
3,000 MGM Resorts International ....................... 133,260
Machinery  — 1.1%
2,500 The Timken Co. ........................................ 204,300
Metals and Mining  — 1.5%
6,000 Newmont Corp. ........................................ 294,120
Retail  — 1.6%
6,000 The Kroger Co. ......................................... 296,220
Semiconductors  — 1.0%
1,000 NXP Semiconductors NV .......................... 186,475
Specialty Chemicals  — 5.5%
9,500 DuPont de Nemours Inc. .......................... 681,815
3,000 FMC Corp. ................................................ 366,390
1,048,205

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications  — 3.3%
4,400 T-Mobile US Inc.† ..................................... $ 637,296
TOTAL COMMON STOCKS .................. 18,013,507
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 5.4%
$ 1,025,000 U.S. Treasury Bills,
4.541% to 4.743%††,
04/06/23 to 06/29/23 ............................ 1,018,589
TOTAL INVESTMENTS — 100.0%
(Cost $13,903,983) ............................... $ 19,032,096
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt